Summary of significant accounting policies (Details 1) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Beginning balance	$ 37,316
Increase in contract liabilities as a result of acquisition in November, 2024		109,908
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	6,502
Decrease in contract liabilities as a result of recognizing revenue	(38,023)	(72,297)
Foreign exchange adjustment	707	(295)
Ending balance	$ 6,502	$ 37,316